Details to the consolidated cash flow statements (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [line items]
Financial debts and derivative instruments at beginning of period	$ 23,802
Proceeds from non-current financial debts	4,933	$ 1,935	$ 4,596
Repayment of non-current financial debts	(188)	(1,696)	(3,086)
Change in current financial debts	(755)	1,816	$ 451
Changes in fair values and other changes	(146)
Amortization of bonds discount	16
Currency translation effects	870
Financial debts and derivative instruments at end of period	28,532	23,802
Non-current financial debts [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	17,897
Proceeds from non-current financial debts	4,933
Repayment of non-current financial debts	(1)
Changes in fair values and other changes	(6)
Amortization of bonds discount	16
Currency translation effects	744
Current portion of non-current financial debt	(359)
Financial debts and derivative instruments at end of period	23,224	17,897
Current financial debts and derivative financial instruments [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	5,905
Repayment of non-current financial debts	(187)
Change in current financial debts	(755)
Changes in fair values and other changes	(140)
Currency translation effects	126
Current portion of non-current financial debt	359
Financial debts and derivative instruments at end of period	$ 5,308	$ 5,905